Asset Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Asset Acquisitions

3. Asset Acquisitions

License Agreements with Northwestern University

On June 7, 2021, Calidi entered into a License Agreement with Northwestern University (“Northwestern”) (the “Northwestern Agreement”) for the exclusive commercialization rights to the investigational new drug (“IND”) and data generated from Northwestern’s phase 1 clinical trial treating brain tumor patients with an engineered oncolytic adenovirus delivered by neural stem cells (“NSC-CRAd-S-pk7”). Under the Northwestern Agreement, among other rights, Northwestern granted to Calidi a worldwide, twelve-year exclusivity for the commercial development of NSC-CRAd-S-pk7 or other oncolytic viruses for therapeutic and preventive uses in oncology and a right of reference to Northwestern’s IND application which relates to the treatment of newly diagnosed HGG.

In exchange, Calidi paid Northwestern an upfront payment of $400,000 cash and a best-efforts commitment to fund up to $10 million towards a phase 2 clinical trial of NSC-CRAd-S-pk7 or other oncolytic viruses (see Note 14). Subject to the terms and conditions of the Northwestern Agreement, Northwestern may become entitled to receive contingent payments from Calidi based on, if any (i) sublicense royalty payments of double-digit percentage for any sublicensing revenue that Calidi earns and, (ii) in the event of an assignment or transfer of licensed data, with the consent of Northwestern, a small percentage of the fair market value of any consideration received.

On October 14, 2021, Calidi entered into a Material License Agreement with Northwestern to license the NSC-CRAd-S-pk7 oncolytic virus materials which Calidi intends to use to continue advancing its research, development and commercialization efforts of the NNV1 and NNV2 programs. Calidi paid Northwestern a one-time payment of $100,000 in exchange for the transferred materials.

The Northwestern Agreement was treated as an asset acquisition under ASC 805-50 as all of the fair value within the acquired set of licensed data was concentrated in one IPR&D asset with no alternative future use. The fair value allocated to the IPR&D of $500,000 was recognized as an in-process research and development expense on the consolidated statements of operations and included within operating activities in the consolidated statements of cash flows during the year ended December 31, 2021. Additionally, as noted, Northwestern may be entitled to receive contingent sublicensee royalty and assignment penalty payments. At inception of the Northwestern Agreement and as of the date of issuance of these consolidated financial statements, it is not probable that Calidi will make these payments, if any at all. Calidi will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

License Agreement with City of Hope and the University of Chicago

On July 22, 2021, Calidi entered into an Exclusive License Agreement with City of Hope (“COH”) and the University of Chicago (the “City of Hope Agreement”) for patents covering cancer therapies using an oncolytic adenovirus in combination with a clinical grade allogeneic neural stem cell line for recurrent HGG. Pursuant to the City of Hope Agreement, COH transferred its IND to Calidi for the commercial development of a licensed product, as defined in the City of Hope Agreement. This agreement grants to Calidi commercial exclusivity in using neural stem cells with the adenovirus known as CRAd-S-pk7 for oncolytic virotherapy.

Under the City of Hope Agreement, Calidi paid an upfront fee of $180,000 in cash and issued 100,000 shares of Calidi common stock with an approximate fair value at the time of issuance of $167,000. The City of Hope Agreement also provides for Calidi to pay royalties in low single digit percentage of net sales generated for any product of the licensed patents for specific periods, and to pay up to $18.7 million if certain milestones are achieved during the clinical trials and post commercialization of the licensed product.

The City of Hope Agreement was treated as an asset acquisition under ASC 805-50 as all of the fair value within the acquired licensed product was concentrated in one IPR&D asset with no alternative future use. The aggregate fair value amount allocated to the IPR&D asset of $347,000 was recognized as an in-process research and development expense on the consolidated statements of operations and included within operating activities in the consolidated statements of cash flows during the year ended December 31, 2021. Additionally, as noted, COH may be entitled to receive contingent royalty and milestone payments. At inception and the through the date of the issuance of these consolidated financial statements, it is not probable that Calidi will make these payments. Calidi will record the contingent payments if and when they become payable, in accordance with the applicable guidance.